Segment reporting	12 Months Ended
Mar. 31, 2018
Disclosure of operating segments [abstract]
Segment reporting
34.	Segment reporting

The Group is primarily engaged in the business of processing and selling packaged Indian specialty rice, primarily basmati rice, and other food products. The chief operating decision maker reviews the operations of the Group as one operating segment. Hence no separate segment information has been furnished herewith.

The Group generates its revenue primarily from the sale of rice. An analysis of the Group's revenue from sales of rice and other food products is as follows:

	March 31, 2018%		March 31, 2017%		March 31, 2016
Rice and rice related products	$343,579,277	83%	$485,474,856	88%	$484,919,535	86%
Other food products	70,322,203	17%	66,356,110	12%	78,531,482	14%
Total	$413,901,480	100%	$551,830,966	100%	$563,451,016	100%

The Group categorizes its revenue by geographical region based on product destination to the external customers, as summarized below, which as per management is most appropriate:

Region	March 31, 2018%		March 31, 2017%		March 31, 2016%
EMEA	$218,805,726	52.9%	$242,773,808	44.0%	$299,151,613	53.1%
India	143,515,397	34.7%	275,183,618	49.9%	245,927,307	43.6%
North America	50,114,594	12.1%	27,735,547	5.0%	12,453,514	2.2%
Asia Pacific (excluding India)	1,465,763	0.4%	6,137,993	1.1%	5,918,691	1.1%
Total	$413,901,480	100%	$551,830,966	100%	$563,451,126	100%

Information relating revenue generated from major customer(s) that represent more than 10% of Group’s total revenue:

	March 31, 2018	March 31, 2017	March 31, 2016
No. of customer(s)	2	0	1
Group’s revenue (A)	$413,901,480	$-	$563,451,016
Revenue generated from major customer(s) (B)	118,797,692	-	77,180,506
Concentration of revenue in % in such major customer(s) [(B)/(A)]	29%	-	14%

Non-current assets other than financial instruments located in the ANFI’s country of domicile and in all foreign countries in total in which the entity holds assets are provided as follows:

	March 31, 2018	March 31, 2017	March 31, 2016
India	$17,233,815	$18,642,280	$19,915,502
Germany	2,705,984	2,359,060	2,550,136
Others	574,396	478,458	525,585
Total	$20,514,195	$21,479,798	$22,991,223